Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

	December 31, 2023	December 31, 2022
Trade and other receivables	894,771	1,030,726

Summary of Aging of Trade and Other Receivables

The aging of trade and other receivables at the reporting date was:

		Allowance		Allowance
		for expected		for expected
	Total	credit loss	Total	credit loss
	2023	2023	2022	2022
Not past due	619,888	1,817	696,357	1,124
Past due 1 – 30 days	159,928	2,909	184,907	2,904
Past due 31 – 60 days	47,529	8,727	83,676	8,712
Past due more than 60 days	96,932	16,053	94,824	16,298
	924,277	29,506	1,059,764	29,038

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

The movement in the allowance for expected credit loss in respect of trade and other receivables during the year was as follows:

	2023	2022
Balance, beginning of year	29,038	27,317
Business combinations	2,100	127
Sale of business	-	(1,914)
Bad debt expenses	30,992	19,644
Amount written off and recoveries	(33,302)	(14,129)
Effect of movements in exchange rates	678	(2,007)
Balance, end of year	29,506	29,038

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment

The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years
2023
Trade and other payables	671,936	671,936	671,936	-	-	-
Long-term debt	1,884,274	2,644,474	257,414	354,206	293,772	1,739,082
Other financial liability	13,572	13,572	12,732	840	-	-
	2,569,782	3,329,982	942,083	355,046	293,772	1,739,082

2022
Trade and other payables	708,768	708,768	708,768	-	-	-
Long-term debt	1,315,757	1,659,085	80,916	268,727	229,969	1,079,473
Other financial liability	8,775	8,775	8,775	-	-	-
	2,033,300	2,376,628	798,459	268,727	229,969	1,079,473

Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk

The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2023	2022
Trade and other receivables	41,239	50,732
Trade and other payables	(7,379)	(8,301)
Long-term debt	(1,654,689)	(1,079,774)
Balance sheet exposure	(1,620,829)	(1,037,343)
Long-term debt designated as investment hedge	1,655,000	1,080,000
Net balance sheet exposure	34,171	42,657

Summary of Exchange Rates Applied

The Group estimates its annual net USD denominated cash flow from operating activities at approximately $470 million (2022 - $720 million). This cash flow is earned evenly throughout the year.

The following exchange rates applied during the year:

	December 31, 2023	December 31, 2022
Average USD for the year ended	1.3497	1.3013
Closing USD as at	1.3243	1.3554

Summary of Sensitivity Analysis

Sensitivity analysis

A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2022.

	2023		2022
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(12,239)	12,239	(7,653)	7,653
Long-term debt designated as investment hedge	12,497	(12,497)	7,968	(7,968)
Net balance sheet exposure	258	(258)	315	(315)

Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives

At December 31, 2023 and 2022, the interest rate profile of the Group’s carrying amount of interest-bearing financial instruments excluding the effects of interest rate derivatives was:

	2023	2022
Fixed rate instruments	1,884,182	1,315,757
	1,884,182	1,315,757

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios

The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2023	2022
Long-term debt	1,884,182	1,315,757
Shareholders' equity	2,591,410	2,463,070
Debt-to-equity ratio	0.73	0.53
Debt-to-capitalization ratio[1]	0.42	0.35

[1] Long-term debt divided by the sum of shareholders' equity and long-term debt.

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position	he fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets
Assets carried at fair value
Investment in equity securities	50,209	50,209	85,964	85,964
Assets carried at amortized cost
Trade and other receivables	894,771	894,771	1,030,726	1,030,726
	944,980	944,980	1,116,690	1,116,690

Financial liabilities
Liabilities carried at fair value
Other financial liability	27,119	27,119	19,657	19,657
Liabilities carried at amortized cost
Trade and other payables	671,936	671,936	708,768	708,768
Long-term debt	1,884,182	1,678,662	1,315,757	1,300,591
	2,583,237	2,377,717	2,044,182	2,029,016

Schedule of Interest Rates Used to Discount Estimated Cash Flows

The carrying amount of the Group’s debt does not approximate fair value. The interest rates used to discount estimated cash flows to calculate fair value, when applicable, are based on the current interest rates for debt with similar terms, company rating and remaining maturity.